Stockholders' equity (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders Equity
Statutory net income	R$ 29,695	R$ 26,236		R$ 18,961
Legal reserve	(1,485)	(1,312)		(948)
Dividend calculation basis	28,210	24,924		18,013
Mandatory dividend	7,053	6,231		R$ 4,503
Dividends and Interest on Capital Paid / Accrued	R$ 8,368	R$ 6,231	R$ 4,503